Supplemental Information to Statement of Cash Flows	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Supplemental Information to Statements of Cash Flows (in thousands)
Supplemental Information to Statement of Cash Flows

16. Supplemental Information to Statements of Cash Flows (in thousands)

	For the nine months ended September 30,
	2011	2010
Interest paid	$71,995	$63,575

Income taxes paid	$1,799	$(178)

Supplemental investing and financing transactions:
In conjunction with the hotel acquisitions, the Company assumed the following assets and liabilities:
Purchase of real estate	$204,588	$310,409
Accounts receivable	457	118
Other assets	862	1,344
Advance deposits	(368)	(624)
Accounts payable and accrued expenses	(2,209)	(1,038)
Application of purchase deposit	(8,500)	—

Acquisition of hotel properties	$194,830	$310,209

In conjunction with the hotel disposals, the Company disposed of the following assets and liabilities:
Sale of real estate	$(31,534)	$(49,406)
Other assets	(8,006)	—
Other liabilities	5,056	—
Gain on sale of property	—	(23,711)
Gain on extinguishment of indebtedness	(23,516)	—
Forgiveness of indebtedness	58,000	—

Disposition of hotel properties	$—	$(73,117)

Supplemental non-cash transactions:
Change in fair market value of interest rate swaps	$1,494	$10,745

Distributions payable	$16,079	$—

Preferred distributions payable	$47	$16

17. Supplemental Information to Statement of Cash Flows

	For the years ended December 31,
	2010	2009	2008
Interest paid	$83,670	$87,761	$95,595

Income taxes paid	$1,934	$1,814	$975

Supplemental non-cash transactions:
In conjunction with the hotel acquisitions, the Company assumed the following assets and liabilities:
Purchase of real estate	$833,080	$145,519	$173,649
Assumption of loans	—	—	(85,000)
Accounts receivable	878	11	292
Other assets	6,942	170	712
Advance deposits	(624)	(134)	(141)
Non-controlling interest	(7,836)	—	—
Accounts payable and accrued expenses	(3,568)	(251)	(1,666)

Acquisition of hotel properties	$828,872	$145,315	$87,846

In conjunction with the hotel disposals, the Company disposed of the following assets and liabilities:
Sale of real estate	$49,452	$—	$—
Other assets	286	—	—
Other liabilities	(701)	—	—
Gain on sale of property	23,710	—	—

Disposition of hotel properties	$72,747	$—	$—

Change in fair market value of interest rate swaps	$11,109	$17,354	$(17,294)